Note 22 - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
22.	Related party transactions

The Company has entered into office space rental arrangements and property management contracts with minority shareholders of certain subsidiaries. The business purpose of the transactions is to rent office space for the Company and to generate property management revenues for the Company. The recorded amount of the rent expense for the year ended
December
31,
2016
was
$643
(2015
-
$478;
2014
-
$1,080).
The recorded amount of the property management revenues for year ended
December
31,
2016
was
$715
(2015
-
$372;
2014
-
$154).
These amounts are settled monthly in cash, and are priced at market rates. The rental arrangements have fixed terms of up to
10
years. The property management contracts have terms of
one
to
three
years.

As at
December
31,
2016,
the Company had
$4,897
of loans receivable from non-controlling shareholders
(2015
-
$728)
and no loans payable to minority shareholders
(2015
-
$43).
The business purpose of the loans receivable is to finance the sale of non-controlling interests in subsidiaries to senior managers. The business purpose of the loans payable is to finance purchases of non-controlling interests. The loan amounts are measured based on the formula price of the underlying non-controlling interests, and interest rates are determined based on the Company’s cost of borrowing plus a spread. The loans have terms of one
to
ten
years, but are open for repayment without penalty at any time.

After the completion of the
June
1,
2015
Spin-off, FirstService entered into a lease agreement with the Company for head office space. The amount of rent income earned from FirstService during the year ended
December
31,
2016
was
$344
(2015
-
$265).
Loans receivable from FirstService as of
December
31,
2016
are nil
(2015
-
$307).